Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
FASB Accounting Standards Codification (ASC) 820, Fair Value Measurement, provides a framework for measuring fair value, which provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
•    Level 1 – Quoted prices for identical instruments in active markets.
•    Level 2 – Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model‑derived valuations in which all significant inputs and value drivers are observable in the market.
•    Level 3 – Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
This hierarchy requires the Plan’s management to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. As required by ASC 820, assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
The methods described above may produce a fair value measurement that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The table below categorizes the Plan’s investments by level within the fair value hierarchy as of December 31, 2025.

	December 31, 2025
	Level 1	Level 2	Total
Investments, at fair value:
Cash equivalents and short-term investments	$17,355	$133,746	$151,101
Collective trust funds	—	47,921,734	47,921,734
U.S. equities	2,002,393	—	2,002,393
Non-U.S. equities	1,681,783	—	1,681,783
Mutual funds and other registered investment companies	2,708,681	—	2,708,681
Investments, at fair value	$6,410,212	$48,055,480	$54,465,692

Other investment liabilities	$—	$(409)	$(409)

The table below categorizes the Plan’s investments by level within the fair value hierarchy as of December 31, 2024.

	December 31, 2024
	Level 1	Level 2	Total
Investments, at fair value:
Cash equivalents and short-term investments	$74,498	$55,865	$130,363
Collective trust funds	—	41,516,419	41,516,419
U.S. equities	1,431,406	—	1,431,406
Non-U.S. equities	1,213,200	—	1,213,200
Mutual funds and other registered investment companies	3,272,059	—	3,272,059
Investments, at fair value	$5,991,163	$41,572,284	$47,563,447

Other investment liabilities	$—	$(4,932)	$(4,932)
There were no transfers or reclassifications of investments between level 3 and other levels within the fair value hierarchy during the years ended December 31, 2025 and 2024, and there were no changes in valuation methodologies used to measure the fair value of the Plan’s investments as of and for the years ended December 31, 2025 and 2024.